CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Additional Paid in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2013	$ 11,667	$ 3,578,133	$ 1,108,393	$ 6,689,803	$ 1,259,398	$ (11,384)	$ 12,636,010
Balance, shares at Dec. 31, 2013	11,666,667
Capital contribution		$ 7,530,000					7,530,000
Net income				$ 7,486,168		$ 241,975	$ 7,728,143
Appropriations to statutory reserve			$ 753,972	(753,972)
Dividend declared and paid				$ (10,274,848)			$ (10,274,848)
Foreign currency translation loss					$ (164,781)		(164,781)
Balance at Dec. 31, 2014	$ 11,667	$ 11,108,133	$ 1,862,365	$ 3,147,151	$ 1,094,617	$ 230,591	$ 17,454,524
Balance, shares at Dec. 31, 2014	11,666,667						11,666,667
Issuance of ordinary shares upon Initial Public Offering ("IPO"), net of offering costs of $1,597,143	$ 4,038	18,590,934					$ 18,594,972
Issuance of ordinary shares upon Initial Public Offering ('IPO'), net of offering costs of $1,597,143, shares	4,038,423
Stock based compensation	$ 28	$ 23,060					23,088
Stock based compensation, shares	27,705
Net income				$ 8,041,541		$ (93,368)	$ 7,948,173
Appropriations to statutory reserve			$ 1,006,479	$ (1,006,479)
Foreign currency translation loss					$ (702,167)		$ (702,167)
Balance at Dec. 31, 2015	$ 15,733	$ 29,722,127	$ 2,868,844	$ 10,182,213	$ 392,450	$ 137,223	$ 43,318,590
Balance, shares at Dec. 31, 2015	15,732,795						15,732,795